Net Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition. The Company believes these categories best depict how the nature and timing of revenue.

(in millions)	2022	2021	2020
Type of goods and services:
Wafer fabrication	$7,627	$6,204	$4,440
Engineering and other pre-fabrication services	481	381	411
	$8,108	$6,585	$4,851

Timing of revenue recognition:
Revenue recognized over time	$445	$357	$4,228
Revenue recognized at a point in time	7,663	6,228	623
	$8,108	$6,585	$4,851